Financial investments and financial receivables (Tables)	12 Months Ended
Dec. 31, 2023
Financial investments and financial receivables [Abstract]
Disclosure of noncurrent financial assets explanatory	Non-current financial investments At 31 December (in USD million) 2023 2022 Bonds 1,863 1,448 Listed equity securities 1,035 794 Non-listed equity securities 543 491 Financial investments 3,441 2,733
Disclsoure of prepayments and financial receivables explanatory

Non-current prepayments and financial receivables
At 31 December
(in USD million) 2023 2022
Interest-bearing financial receivables

341 1,658
Other interest-bearing receivables 40 66
Prepayments and other non-interest-bearing receivables 910 339
Prepayments and financial receivables 1,291 2,063

Disclosure of other current assets	Current financial investments At 31 December (in USD million) 2023 2022 Time deposits 17,846 12,373 Interest-bearing securities 11,378 17,504 Financial investments 29,224 29,876